Touchstone Mid Cap Fund (Prospectus Summary) | Touchstone Mid Cap Fund
TOUCHSTONE MID CAP FUND SUMMARY
The Fund's Investment Goal
The Touchstone Mid Cap Fund (the “Fund”) seeks long-term capital growth.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 77 and in the Fund's Statement of Additional Information (“SAI”) on page 56.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A	Class C	Class Y	Class Z	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none	none
Wire Redemption Fee	15	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class Y	Class Z	Institutional
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses		0.45%	0.57%	0.29%	0.50%	0.27%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.51%	2.38%	1.10%	1.56%	1.08%
Fee Waiver or Expense Reimbursement	[2]	(0.26%)	(0.38%)	(0.10%)	(0.31%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	1.25%	2.00%	1.00%	1.25%	0.93%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of 'Acquired Fund Fees and Expenses,' if any; and other extraordinary expenses not incurred in the ordinary course of business in order to limit annual fund operating expenses to 1.24%, 1.99%, 0.99%, 1.24%, and 0.92% of average monthly net assets for Classes A, C, Y, Z, and Institutional Class shares, respectively. This expense limitation is effective through January 29, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount. See the discussion entitled 'Expense Limitation Agreement' under the section entitled 'The Advisor' in the Fund's Statement of Additional Information for more information.
[3]	Expenses shown above have been restated to reflect the Fund's contractual expense limits and will differ from the expenses reflected in the Fund's annual report for the fiscal year ended September 30, 2013.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual expense limits).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Class A	Class C	Class Y	Class Z	Institutional
Expense Example, With Redemption, 1 Year	695	303	102	127	95
Expense Example, With Redemption, 3 Years	1,001	706	340	462	329
Expense Example, With Redemption, 5 Years	1,328	1,236	597	821	581
Expense Example, With Redemption, 10 Years	2,252	2,687	1,331	1,830	1,304

Expense Example, No Redemption (USD $)	Class C
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	706
Expense Example, No Redemption, 5 Years	1,236
Expense Example, No Redemption, 10 Years	2,687

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60-days prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization found within the range of market capitalization represented in the Russell Midcap® Index (between $1.126 billion and $29.14 billion as of December 31, 2013) at the time of purchase.  The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund's sub-advisor, London Company of Virginia d/b/a/ The London Company (“TLC” or “Sub-Advisor”) seeks to purchase financially stable mid-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC's mid-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet optimization, (3) optimal diversification is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a mid-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield.  The portfolio management team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests.  TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell Midcap® Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Mid Cap Fund - Class Y Total Return as of December 31

Best Quarter: Third Quarter 2009 19.68% Worst Quarter: Fourth Quarter 2008 (23.35)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class Y shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares after-tax returns.

The Classes A and C shares inception date is May 14, 2007, and the Class Z shares inception date is April 24, 2006.  Classes A and C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007, and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006.  Performance for these periods has been restated to reflect the impact of the Classes A, C and Z shares fees and expenses, as applicable.  The Institutional Class shares inception date is January 27, 2012.  The Institutional Class shares performance was calculated using the historical performances of the Class Y shares for the period from January 2, 2003 to January 27, 2012.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI.

Average Annual Total Returns For the period ended December 31, 2013
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	27.30%	17.34%	8.61%
Class C	Class C Return Before Taxes	33.05%	17.77%	8.55%
Class Y	Class Y Return Before Taxes	35.43%	18.97%	9.47%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	35.36%	18.85%	8.63%
Class Y After Taxes on Distributions and Sale of Fund Shares	Class Y Return After Taxes on Distributions and Sale of Fund Shares	20.11%	15.50%	7.46%
Class Z	Class Z Return Before Taxes	35.04%	18.66%	9.18%
Institutional	Institutional Class Return Before Taxes	35.47%	19.00%	9.48%
Russell Midcap Index	Russell Midcap Index (reflects no deductions for fees, expenses or taxes)	34.76%	22.36%	10.22%